UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002
                                               ---------------------------------

Check here if Amendment [ ];       Amendment Number:
This Amendment (Check only one.):  [ ]  is a restatement
                                   [ ]  adds new holdings to entries.

Institutional Investment Manager Filing This Report:

Name:     Westport Advisers LLC
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Address:  253 Riverside Avenue
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          Westport, CT  06880
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13F File Number: 028- 04939
                     --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ronald H. Oliver
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Title:    Managing Member
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Phone:    203-227-3601
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Signature, Place, and Date of Signing:

/s/ Ronald H. Oliver            Westport, Connecticut          February 7, 2003
-----------------------------   ----------------------------   -----------------

Report Type  (Check only one):

[x]  13F Holdings Report
[ ]  13F Notice
[ ]  13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing  this  report as required by the  Securities  Exchange  Act of 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                         ---------------------
Form 13F Information Table Entry Total:   98
                                         ---------------------
Form 13F Information Table Value Total:   $ 920,171
                                         ---------------------
                                               (x$1,000)

List of Included Managers:

   Andrew J. Knuth     Westport Advisers, LLC
   Edmund H. Nicklin   Westport Advisers, LLC

List of Other Included Managers:
   No.       13F File Number                Name
   ---       ---------------                ----

                          Form 13F INFORMATIONAL TABLE

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        COLUMN 1               COLUMN 2        COLUMN 3   COLUMN 4     COLUMN 5          COLUMN 6   COLUMN 7         COLUMN 8
     NAME OF ISSUER             TITLE           CUSIP      VALUE    SHRS OR  SH/  PR/   INVESTMENT   OTHER       VOTING AUTHORITY
                                 OF                       (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED    NONE
                                CLASS
------------------------------------------------------------------------------------------------------------------------------------
AAR Corp.                        COM          000361105     1397       271250      SH    Sole                 271250
AdvancePCS                       COM          00790K109    28203      1269843      SH    Sole                1269843
Airgas, Inc.                     COM          009363102    11401       660900      SH    Sole                 660900
American Management Systems, I   COM          027352103    12607      1051500      SH    Sole                1051500
AmerisourceBergen Corp.          COM          03073E105     2982        54908      SH    Sole                  54908
Applebees International Inc.     COM          037899101     8161       351900      SH    Sole                 351900
Arbitron Inc.                    COM          03875Q108     8073       241000      SH    Sole                 241000
Ariba, Inc.                      COM          04033V104     2722      1097600      SH    Sole                1097600
Arthur J. Gallagher & Co.        COM          363576109      294        10000      SH    Sole                  10000
Aspen Technology Inc.            COM          045327103     2547       900000      SH    Sole                 900000
BankUnited Financial Corp. - C   COM          06652B103    16563      1023700      SH    Sole                1023700
Beasley Broadcast Group, Inc.    COM          074014101     4807       401900      SH    Sole                 401900
Big Lots Inc.                    COM          089302103    21123      1596606      SH    Sole                1596606
Bristol-Myers Squibb Company     COM          110122108      208         9000      SH    Sole                   9000
Brown & Brown                    COM          115236101    15756       487500      SH    Sole                 487500
Cadence Design Systems, Inc.     COM          127387108     6447       546795      SH    Sole                 546795
Cardinal Health Inc.             COM          14149Y108     4332        73194      SH    Sole                  73194
Ceridian Corp.                   COM          15677T106     9517       660000      SH    Sole                 660000
Checkpoint Systems, Inc.         COM          162825103     6428       621700      SH    Sole                 621700
Computer Associates Internatio   COM          204912109    20803      1541000      SH    Sole                1541000
Constellation Brands Incorpora   COM          21036P108    10783       454800      SH    Sole                 454800
Cox Radio, Inc. - Class A        COM          224051102    21980       963600      SH    Sole                 963600
Cullen/Frost Bankers Inc.        COM          229899109      817        25000      SH    Sole                  25000
Del Monte Foods Company          COM          24522P103    13898      1805000      SH    Sole                1805000
Devry Inc.                       COM          251893103     6740       405800      SH    Sole                 405800
Downey Financial Corp.           COM          261018105     4680       120000      SH    Sole                 120000
DuPont Photomasks, Inc.          COM          26613X101     7300       314000      SH    Sole                 314000
Duane Reade, Inc.                COM          263578106    11472       674800      SH    Sole                 674800
EGL Incorporated                 COM          268484102     6962       488550      SH    Sole                 488550
El Paso Electric Company         COM          283677854    11471      1042850      SH    Sole                1042850
Emmis Communications Corp.       COM          291525103    32278      1549600      SH    Sole                1549600
FEI Company                      COM          30241L109      183        12000      SH    Sole                  12000
Fairchild Semiconductor Corp.    COM          303726103      321        30000      SH    Sole                  30000
FedEx Corp.                      COM          31428X106      407         7500      SH    Sole                   7500
First Essex Bancorp, Inc.        COM          320103104    13228       396050      SH    Sole                 396050
Florida East Coast Industries    COM          340632207     5507       249515      SH    Sole                 249515
Forest Oil Corp.                 COM          346091705    16128       583300      SH    Sole                 583300
Gaylord Entertainment Company    COM          367905106    10413       505500      SH    Sole                 505500
General Communications, Inc.     COM          369385109     5439       810600      SH    Sole                 810600
Harbor Florida Bancshares, Inc   COM          411901101     3626       161000      SH    Sole                 161000
Healthsouth Corp.                COM          421924101    11682      2781400      SH    Sole                2781400
Helmerich & Payne                COM          423452101      368        13200      SH    Sole                  13200
Hilb, Rogal & Hamilton Company   COM          431294107    37849       925400      SH    Sole                 925400
Houston Exploration Company      COM          442120101    12996       424700      SH    Sole                 424700
IMS Health Inc.                  COM          449934108    17251      1078200      SH    Sole                1078200
ITT Educational Services, Inc.   COM          45068B109    17714       752200      SH    Sole                 752200
Insight Communications Company   COM          45768V108    17920      1447500      SH    Sole                1447500
Interpublic Group of Companies   COM          460690100      493        35000      SH    Sole                  35000
J.D. Edwards & Company           COM          281667105    13521      1198700      SH    Sole                1198700
JLG Industries, Inc.             COM          466210101     2797       371400      SH    Sole                 371400
Laboratory Corporation of Amer   COM          50540R409      465        20000      SH    Sole                  20000
Landstar System, Inc.            COM          515098101    13168       225634      SH    Sole                 225634
Lincare Holdings Inc.            COM          532791100      759        24000      SH    Sole                  24000
MRO Software, Inc.               COM          55347W105     6789       559000      SH    Sole                 559000
Map Info Corp.                   COM          565105103     5067       913000      SH    Sole                 913000
MatrixOne, Inc.                  COM          57685P304     4192       975000      SH    Sole                 975000
Microsemi Corporation            COM          595137100      853       140000      SH    Sole                 140000
Nicor Inc.                       COM          654086107    19057       560000      SH    Sole                 560000
Nieman Marcus B shares           COM          640204301      498        18205      SH    Sole                  18205
Outback Steakhouse, Inc.         COM          689899102     2411        70000      SH    Sole                  70000
Owens & Minor, Inc.              COM          690732102     4684       285250      SH    Sole                 285250
Parametric Technology Corp.      COM          699173100      176        70000      SH    Sole                  70000
People's Bank                    COM          710198102     8001       317500      SH    Sole                 317500
Perkin Elmer, Inc.               COM          714046109     6765       820000      SH    Sole                 820000
Perot Systems Corp.              COM          714265105    16012      1493700      SH    Sole                1493700
Pogo Producing Company           COM          730448107    20171       541500      SH    Sole                 541500
Praxair, Inc.                    COM          74005P104      693        12000      SH    Sole                  12000
Precision Castparts Corp.        COM          740189105    12513       516000      SH    Sole                 516000
Priority Healthcare Corp.        COM          74264T102    16255       700650      SH    Sole                 700650
Reynolds & Reynolds, Inc.        COM          761695105     8089       317600      SH    Sole                 317600
Rockwell Collins, Inc.           COM          774341101      698        30000      SH    Sole                  30000
Rogers Corp.                     COM          775133101     3524       158400      SH    Sole                 158400
Ruby Tuesday, Inc.               COM          781182100    15392       890200      SH    Sole                 890200
Saks Inc.                        COM          79377w108    11239       957300      SH    Sole                 957300
Salem Communications Corp.       COM          794093104    13769       551425      SH    Sole                 551425
Schering Plough Corp.            COM          806605101      466        21000      SH    Sole                  21000
Seacoast Financial Services Co   COM          81170Q106     4791       239425      SH    Sole                 239425
Skyworks Solutions Inc.          COM          83088M102     4236       491375      SH    Sole                 491375
Southwestern Energy Company      COM          845467109     7696       672100      SH    Sole                 672100
St. Joe Company                  COM          790148100     8502       283400      SH    Sole                 283400
Staten Island Bancorp Inc.       COM          857550107     3222       160000      SH    Sole                 160000
Sterling Financial Corp.         COM          859319105     6675       354699      SH    Sole                 354699
Synavant, Inc.                   COM          87157A105     1201      1291550      SH    Sole                1291550
Synopsys, Inc.                   COM          871607107    21234       460100      SH    Sole                 460100
Taylor Capital Group Inc.        COM          876851106     8928       480000      SH    Sole                 480000
Texas Instruments, Inc.          COM          882508104     4075       271512      SH    Sole                 271512
The J.M. Smucker Company         COM          832696405      922        23154      SH    Sole                  23154
The Pittston Company             COM          725701106     3142       170007      SH    Sole                 170007
The South Financial Group, Inc   COM          837841105     6413       310400      SH    Sole                 310400
TriZetto Group, Inc.             COM          896882107     6416      1045000      SH    Sole                1045000
Triad Hospitals, Inc.            COM          89579K109     7645       256276      SH    Sole                 256276
Universal Health Services, Inc   COM          913903100    42665       946000      SH    Sole                 946000
Unocal Corp.                     COM          915289102    25062       819550      SH    Sole                 819550
Veridian Corporation             COM          92342R203      533        25000      SH    Sole                  25000
Western Wireless Corporation     COM          95988E204     5019       946940      SH    Sole                 946940
Whitehall Jewellers, Inc.        COM          965063100     1418       149250      SH    Sole                 149250
Young Broadcasting, Inc.         COM          987434107    12812       972800      SH    Sole                 972800
iShares Russell 2000 Index Fund  COM          464287655    45259       597000      SH    Sole                 597000